UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Report to Stockholders.

(a)	The report to stockholders is attached herewith.

NORTHEAST
INVESTORS
TRUST

A NO LOAD FUND

Semi-Annual Report
For the Period Ending
March 31, 2022

Letter to Shareholders	1
Historical Information	2
Summary of Net Assets	5
Schedule of Investments	6
Financial Statements	10
Financial Highlights	13
Notes to Financial Statements	14
Trustees & Officers	22

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dear Fellow Shareholders:

During the first half of fiscal 2022, Northeast Investors Trust reported a breakeven total return of 0.0%. which compares favorably with the total return on the ICE BAML US High Yield Index (the ‘High Yield Index’) of -3.9%. We are pleased with the relative performance during the six-month period ended March 31, 2022.

The principal reason for the outperformance was the significant de-risking of the portfolio with respect to interest rate risk. That risk was not inconsequential: the price change in the High Yield Index mentioned above was -12.6%. Even the benchmark 10-year Treasury bond – which is often assumed to be “risk-free” – also fell in price by more than 12% during the same six-month period.

As most financial market observers know, the Federal Reserve has swung abruptly to a more hawkish stance in monetary policy, telegraphing and now implementing a series of interest rate increases designed to normalize interest rates and to address inflationary pressures, which have exceeded many forecasts. The war in Ukraine has further intensified some of those pressures by reducing the supplies of important energy and agricultural commodities.

Looking forward, key issues will continue to turn on the direction of interest rates, despite their sharp recent move higher. In large part, that will again hinge on the trajectory of inflation, which has been so central in the last year or so. How sensitive both the economy and inflation itself are to increased interest rates will be another key factor.

With this uncertainty in mind, we are still cautious in our portfolio positioning. However, given the increase in market rates that has already occurred, we remain continually vigilant in looking for bonds that might present attractive risk-reward characteristics. With such a disproportionate amount of our portfolio having short effective maturities, we would hope to be able to redeploy those funds into higher-yielding instruments.

As always, we remain significant shareholders in our own right, and, given the turmoil that rising interest rates have already visited upon other asset classes including government bonds and equities, we have been fortunate in our recent contribution to protecting our shareholders’ capital.

Please of course contact us at any time with any questions that you might have about the Trust.

Sincerely,

Bruce H. Monrad

Historical Information (unaudited)

	At End of Fiscal Year			Distribution Per Share During Fiscal Year
Fiscal Year Ended Sept. 30	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain	Average Monthly Net Asset Value Per Share
2012	99,735,587	$6.03	$601,338,130	$0.41	$0.0000	$5.86
2013	135,886,143	6.44	875,171,812	0.37	0.0000	6.31
2014	83,921,225	6.48	543,360,576	0.47	0.0000	6.57
2015	69,240,411	4.86	335,875,302	0.43	0.0000	5.63
2016	70,765,064	4.58	323,791,971	0.32	0.0000	4.34
2017	63,155,485	4.82	303,915,087	0.30	0.0000	4.70
2018	56,897,420	4.53	257,206,545	0.26	0.0000	4.64
2019	48,736,225	4.14	201,345,500	0.20	0.0000	4.32
2020	44,482,113	3.72	165,376,082	0.23	0.0000	3.85
2021	41,954,648	3.75	156,933,091	0.22	0.0000	3.78
2022 (a)	40,999,444	3.64	149,050,612	0.11	0.0000	3.70

(a)	Six Months Ended March 31, 2022

Average Annual Total Return (unaudited)

One year ended March 31, 2022	0.28%
Five years ended March 31, 2022	0.34%
Ten years ended March 31, 2022	1.27%

SEC Yield (unaudited)*

Yield calculated as of March 31, 2022:    4.13%

*

The 30-Day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. The Statement of Additional Information contains additional information regarding the computation of the SEC yield.

About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 9/30/2021 - 3/31/2022*
Actual Return 0.01%	1.92%	$1,000.00	$1,000.10	$9.58
Hypothetical (5% return before expenses)	1.92%	$1,000.00	$1,015.37	$9.64

*

Expenses are equal to the Trust’s annualized prior six month expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.

As a shareholder of the Trust, you incur ongoing costs, which include costs for portfolio management, administrative services and other fund expenses. The above example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with those of similar mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses based on the Trust’s actual returns. You may use the information in this line, together with your account balance on 3/31/2022, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)

Maturity Schedule
(% of portfolio)

3/31/2022 - 3/31/2023	3%
4/1/2023 - 3/31/2027	75%
4/1/2027 - 3/31/2032	18%
4/1/2032 - 3/31/2037	4%
Over 4/1/2037	0%
Total	100%

Quarterly Portfolio Holdings

The Trust files its complete Schedule of Investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). Form N-PORT is primarily designed for use by the SEC. Form N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling the Trust at 800-225-6704, on it’s website at www.northeastinvestors.com and on the SEC’s website at www.sec.gov.

Shareholders may also access and review information and reports of the Trust at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s website at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-00576.

Summary of Net Assets March 31, 2022 (unaudited)

	Value	% of Net Assets
Corporate Bonds, Loans & Notes
Auto Manufacturers	$8,404,131	5.64%
Building Products	5,554,775	3.73%
Chemicals	8,445,662	5.67%
Coal	721,772	0.48%
Communications	5,261,500	3.53%
Drug Stores	1,615,965	1.08%
Energy / Natural Resources	15,730,935	10.55%
Food Processing	5,046,950	3.39%
Industrial Servicing / Manufacturing	6,926,821	4.65%
Metals & Mining	4,747,500	3.19%
Oil & Gas Drilling	7,427,558	4.98%
Real Estate	4,497,403	3.02%
Retail	5,702,314	3.83%
Technology	4,864,630	3.26%
Tobacco	14,425,044	9.68%
Wireless Telecom	5,151,900	3.46%
Total Corporate Bonds, Loans & Notes	$104,524,860	70.14%
Common Stock
Coal	$0	0.00%
Chemicals	3,706,908	2.49%
Electrical Utility	0	0.00%
Energy / Natural Resources	725,843	0.49%
Food Processing	3,357,898	2.25%
Metals & Mining	8,479,782	5.69%
Oil & Gas Drilling	702,485	0.47%
Packaging & Container	170,531	0.11%
Paper / Forest Products	135,415	0.09%
Transportation	133,090	0.09%
Total Common Stock	$17,411,952	11.68%
Total Preferred Stock	10,560,000	7.08%
Total GDP-Linked Bonds	189,126	0.13%
Repurchase Agreement	15,385,770	10.32%
Total Investments	$148,071,708	99.35%
Receivables	2,018,154	1.35%
Total Assets	$150,089,862	100.70%
Liabilities	(1,039,250)	-0.70%
Total Net Assets	$149,050,612	100.00%

Schedule of Investments (a) March 31, 2022 (unaudited)

Corporate Bonds, Loans & Notes — 70.14%
Name of Issuer	Principal	Value
Auto Manufacturers — 5.64%
Cooper-Standard Automotive, Inc., 13%, 6/01/24 (c)	$5,000,000	$5,100,550
Ford Motor Credit Co LLC, 3.35%, 11/01/22	3,296,000	3,303,581
		8,404,131
Building Products — 3.73%
Builders Firstsource, 6.75%, 6/01/27 (c)	5,354,000	5,554,775

Chemicals — 5.67%
CF Industries, Inc., 3.45%, 6/01/23	3,333,000	3,379,662
WR Grace Holdings., 5.625%, 10/01/24 (c)	5,000,000	5,066,000
		8,445,662
Coal — 0.48%
Westmoreland Mining Holdings LLC TL, PIK 15%, 3/15/29 (d)	1,991,096	721,772

Communications — 3.53%
Centurylink, Inc., 7.5%, 4/01/24	5,000,000	5,261,500

Drug Stores — 1.08%
Rite Aid Corp., 7.5%, 7/01/25 (c)	734,000	684,576
Rite Aid Corp., 8%, 11/15/26 (c)	1,012,000	931,389
		1,615,965
Energy/Natural Resources — 10.55%
American Eagle Energy Corp., 11%, 9/01/19 (b) (c) (e) (f)	15,500,000	88,505
CNX Resources, Inc., 7.25%, 3/14/27 (c)	10,000,000	10,581,600
Range Resources Corp., 4.875%, 5/15/25	5,000,000	5,060,830
		15,730,935
Food Processing — 3.39%
Pilgrims Pride Corp., 5.875%, 9/30/27 (c)	5,000,000	5,046,950

Industrial Servicing / Manufacturing — 4.65%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	498,750
Fortress Transportation and Infrastucture Investors LLC, 5.5%, 5/01/28 (c)	750,000	681,863
Fortress Transportation and Infrastucture Investors LLC, 9.75%, 8/01/27 (c)	5,500,000	5,746,208
		6,926,821
Metals & Mining — 3.19%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,747,500

Oil & Gas Drilling — 4.98%
Parker Drilling Co. TL, 13% (11% cash, 2% PIK), 3/26/24 (d)	2,631,912	2,592,433
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,835,125
		7,427,558

Corporate Bonds, Loans & Notes — (continued)
Name of Issuer	Principal	Value
Real Estate — 3.02%
Five Point Operatng Co. LP, 7.875%, 11/15/25 (c)	$4,395,000	$4,497,403

Retail — 3.83%
G-III Apparel Group LTD, 7.875%, 8/15/25 (c)	5,430,000	5,702,314

Technology — 3.26%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	923,510
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,941,120
		4,864,630
Tobacco — 9.68%
Pyxus Holdings Inc., 10%, 8/24/24	10,845,675	9,310,144
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	5,114,900
		14,425,044
Wireless Telecom — 3.46%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	5,151,900

Total Corporate Bonds, Loans & Notes — (cost—$106,717,287)		$104,524,860

GDP-Linked Bonds — 0.13%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (e)	$34,386,574	$189,126
Total GDP-Linked Bonds — (cost—$1,423,421)		$189,126

Common Stock — 11.68%	Number of Shares
Name of issuer		Value
Coal — 0.00%
Westmoreland Mining Holding LLC, Class A Units (d) (e)	22,606	$0

Chemicals — 2.49%
Ingevity Corp. (e)	602	38,570
NL Industries, Inc.	510,200	3,668,338
		3,706,908
Electrical Utility — 0.00%
Homer City Holdings, LLC (d) (e)	221,338	0

Energy / Natural Resources — 0.49%
SilverBow Resources, Inc. (e)	5,058	161,856
Talos Energy, Inc. (e)	35,718	563,987
		725,843
Food Processing — 2.25%
Viskase Cos., Inc. (e)	3,052,635	3,357,898

Common Stock — (continued)	Number of Shares
Name of issuer		Value
Metals & Mining — 5.69%
American Gilsonite (b) (d) (e)	1,597,765	$5,024,172
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	3,455,610
Ormet Corp. (e)	372,638	0
		8,479,782
Oil & Gas Drilling — 0.47%
Key Energy Services, Inc. (e)	129	130
Parker Drilling Co. (e)	140,471	702,355
		702,485
Packaging & Container — 0.11%
Westrock Co.	3,626	170,531

Paper/Forest Products — 0.09%
Cenveo Enterprises, Inc. (d) (e)	20,833	135,415

Transportation — 0.09%
Getlink SA (France)	7,349	133,090
Total Common Stock — (cost—$48,908,453)		$17,411,952

Preferred Stock — 7.08%	Number of Shares
Name of issuer		Value
Pipeline — 7.08%
Crestwood Equity Partners LP PFD, 9.25%, Perpetual	1,100,000	$10,560,000
Total Preferred Stock — (cost—$10,441,640)		$10,560,000

Repurchase Agreement — 10.32%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 0.00% dated 3/31/2022, to be repurchased at $15,385,770 on 4/01/2022 (e) (g)
Total Repurchase Agreement — (cost — $15,385,770)	$15,385,770	$15,385,770

Total Investments — 99.35% (cost—$182,876,571)		$148,071,708
Net Other Assets and Liabilities — 0.65%		978,904
Net Assets — 100%		$149,050,612

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)

Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of March 31, 2022 was $8,568,287 which represents 5.75% of total net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $65,312,313 which represents 43.82% of total net assets. These securities are generally deemed liquid.

(d)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2022 was $11,929,402 which represents 8.00% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$6,216,514
Cenveo Enterprises, Inc.	9/11/2018	$607,500
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. Term Loan	3/27/2019	$2,485,714
Westmoreland Mining Holdings Co. Term Loan	3/15/2019	$2,445,129
Westmoreland Mining Holdings Co. Class A Units	3/15/2019	$641,637

(e)	Non-income producing security.
(f)	Security is in principal default.
(g)	Acquired on March 31, 2022. Collateralized by $15,693,571 of US Treasury Bonds due 8/15/2044. The maturity value is $15,385,770.

PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of March 31, 2022
PFD	Preferred Security
TL	Term Loan

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Assets
Investments—at market value (cost $167,490,801)		$132,685,938
Repurchase Agreement - at market value (cost $15,385,770)		15,385,770
Receivable for interest		2,010,411
Receivable for shares sold		7,138
Miscellaneous Receivable		605
Total Assets		150,089,862

Liabilities
Contingent Liability (See Note K)		650,000
Accrued expenses		201,254
Payable for trustee fees		186,540
Payable for shares repurchased		1,456
Total Liabilities		1,039,250
Net Assets		$149,050,612
Net Assets Consist of:
Capital, at a $1.00 par value		$40,999,444
Paid in surplus		424,844,317
Accumulated Net Investment Income	352,468
Accumulated Net Realized Gain / (Loss)	(282,340,754)
Net Unrealized Gain / (Loss)	(34,804,863)
Total distributable earnings / (loss)		(316,793,149)
Net Assets		$149,050,612
Net Asset Value, offering price and redemption price per share ($149,050,612/40,999,444 shares)		$3.64

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2022

Investment Income
Interest	$3,602,304
Dividends	532,559
Other Income	62,530
Total Income	4,197,393

Expenses
Administrative expenses and salaries	$683,608
Trustee fees	381,774
Computer and related expenses	104,650
Auditing fees	64,480
Legal Fees	45,500
Commitment fees	41,780
Other expenses	34,580
Custodian fees	30,730
Printing, postage and stationery fees	28,670
Registration and filing fees	27,840
Insurance	19,110
Transfer Agent Fees	8,318
Telephone	6,160
Total Expenses	1,477,200
Contingent Liability Expense (See Note K)	650,000
Net Investment Income	2,070,193
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	(23,007,629)
Change in unrealized appreciation (depreciation) of investments	21,102,613
Net Increase (Decrease) in Net Assets Resulting from Operations	$165,177

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$2,070,193	$7,119,386
Net realized gain (loss) from investment transactions	(23,007,629)	(59,484,555)
Change in unrealized appreciation (depreciation) of investments	21,102,613	62,969,815
Net Increase (Decrease) in Net Assets Resulting from Operations	165,177	10,604,646
Distributions to Shareholders from Operations	(4,585,053)	(9,486,120)
From Net Trust Share Transactions - (See Note D)	(3,462,603)	(9,561,517)
Total Increase (Decrease) in Net Assets	(7,882,479)	(8,442,991)
Net Assets:
Beginning of Period	156,933,091	165,376,082
End of Period	$149,050,612	$156,933,091

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31, 2022	Year Ended September 30,
Per Share Data	(unaudited)	2021	2020	2019	2018	2017
Net Asset Value:
Beginning of Period	$3.75	$3.72	$4.14	$4.53	$4.82	$4.58
Income From Investment Operations:
Net investment income^	0.05	0.17	0.20	0.21	0.20	0.28
Net realized and unrealized gain (loss) on investment	-0.05	0.08	-0.39	-0.40	-0.23	0.26
Total from investment operations	0.00	0.25	-0.19	-0.19	-0.03	0.54
Less Distributions:
Net investment income	-0.11	-0.22	-0.23	-0.20	-0.26	-0.30
Net Asset Value:
End of Period	$3.64	$3.75	$3.72	$4.14	$4.53	$4.82
Total Return #	0.01%	6.85%	-4.69%	-4.27%	-0.39%	11.78%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$149,051	$156,933	$165,376	$201,346	$257,207	$303,915
Ratio of operating expenses to average net assets *~	1.93%	1.83%	1.71%	1.56%	1.48%	1.52%
Ratio of interest expense and commitment fee to average net assets	0.06%	0.06%	0.08%	0.09%	0.15%	0.13%
Ratio of net investment income to average net assets	2.69%	4.37%	5.14%	4.91%	4.35%	5.98%
Portfolio turnover rate	25.35%	75.20%	43.75%	45.13%	42.69%	61.33%

*	Includes Interest Expense and Commitment Fee when applicable

^	Calculated using the Average Share Method

#	Total Return reflects the rate that an investor would have earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

~	Does not include Contingent Liability expense of 0.85%. If the expense was realized, the ratio would have been 2.78%. See Note K.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the SEC under the Investment Company Act of 1940, as amended. The primary objective of the Trust is the production of income. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies including FASB Accounting Standard update (“ASU”) 2013-08.

Note B–Significant Accounting Policies

Valuation of Investments: The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used instead of last quoted sale price if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on analysis of market data and other factors such as last sale, dealer bids, yields, quality ratings, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data.

Securities for which market quotations are not readily available (including certain restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may also be derived following a review of pertinent data (Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA), Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions.

The Trust may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 P.M. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Trust’s Pricing Committee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Trust’s Board of Trustees on a quarterly basis. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities valued in good faith on March 31, 2022 was $8,568,287 which represents 5.75% of net assets.

Notes to Financial Statements (continued)

Federal Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2021 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates and Basis of Accounting: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Payment-In-Kind (PIK) Risk: Investments in PIK bonds may offer a higher interest rate than other securities however, these bonds also carry additional risk of default as they are generally issued by companies that do not have the cash flow available to make routine cash interest payments to the lenders.

Note C–Trustees’ Compensation

Trustees’ compensation was computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation) at the close of each quarter, from which the Trustees paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2022 the current Independent Trustees were aggregately paid $60,000 from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2022 was 3,974,227 shares (9.69%).

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses which include such expenses for personnel performing transfer agent and dividend disbursement related functions and other administrative functions of the Trust.

Note D—Shares of Beneficial Interest

At March 31, 2022, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Shares Sold	1,584,436	$5,883,788	1,615,550	$6,129,571
Shares issued to shareholders in reinvestment of distributions from net investment income	828,464	3,033,801	1,653,461	6,200,614
	2,412,900	$8,917,589	3,269,011	$12,330,185
Shares redeemed	(3,368,104)	(12,380,192)	(5,796,476)	(21,891,702)
Net Increase (Decrease)	(955,204)	$(3,462,603)	(2,527,465)	$(9,561,517)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $34,825,000 and $40,033,762 respectively, for the six months ended March 31, 2022.

Notes to Financial Statements (continued)

Note F–Line of Credit

The Trust’s line of credit, which does not require maintenance of compensating balances, is generally on a demand basis and is at a rate equal to the applicable margin (1.25%) plus the higher of (a) the Federal Funds Rate or (b) the daily Simple SOFR Rate during the period in which such loan is outstanding. At March 31, 2022 the Trust had an unused line of credit amounting to $25,000,000. The Trust pays a commitment fee of 0.30% on the unused portion of the line of credit. The line of credit may be terminated at the bank’s option at its annual renewal date, on December 30, 2022. Portions of the Trust’s portfolio are pledged to collateralize these short-term borrowings.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2022:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the period)	$ 0.00
Weighted average interest rate	0.00%

Note G–Repurchase Agreement

The Trust invests its cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H–Additional Tax Information

The amount of distributions paid during the six months ending March 31, 2022 and the year ended September 30, 2021 were $4,585,053 and $9,486,120, respectively, and were classified as ordinary income. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in future periods.

As of September 30, 2021 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed net investment income	$1,798,635
Total capital loss carryforward	(257,134,439)
Net unrealized gains/(losses)	(57,046,381)
Total net distributable earning/(losses)	$(312,382,185)

At March 31, 2022 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	183,425,681
Gross unrealized gains	7,370,847
Gross unrealized losses	(42,724,819)
Net unrealized gains/(losses)	$35,353,972

Notes to Financial Statements (continued)

The difference between book and tax basis cost of investments and net unrealized gains (losses) is primarily attributable to accretion and amortization differences.

Note I–Fair Value Measurements

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of March 31, 2022 based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total as of 9/30/2021
Corporate Bonds, Loans & Notes	$—	$104,436,355	$88,505	$104,524,860
Common Stock	5,305,767	3,490,988	8,615,197	17,411,952
Preferred Stock	10,560,000	—	—	10,560,000
GDP Linked Bond	—	189,126	—	189,126
Repurchase Agreement	—	15,385,770	—	15,385,770
	$15,865,767	$123,502,239	$8,703,702	$148,071,708

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. For the six months ended March 31, 2022, there was 1 transfer from level 1 to level 2 due to a lack of observable inputs at the end of the period.

Notes to Financial Statements (continued)

At March 31, 2022, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Loans & Notes	Common and PFD Stock	Totals as of 3/31/2022
Beginning Balance @ 9/30/21	$249,705	$10,477,463	$10,727,168
Purchases	—	—	—
Sales	—	(2,055,778)	(2,055,778)
Realized Gain(Loss)	—	(1,601,953)	(1,601,953)
Net Change in Unrealized
Appreciation/(Depreciation)	(161,200)	1,745,465	1,584,265
Transfers into Level 3 from Level 2	—	—	—
Transfers out of Level 3 to Level 2	—	—	—
Ending Balance @ 3/31/2022	$88,505	$8,565,197	$8,653,702

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2022
Corporate Bonds, Loans & Notes	$(161,200)
Common Stock	1,745,465
Totals	$1,584,265

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3.

Notes to Financial Statements (continued)

The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2022:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Common Stock
Metals and Mining	$ 5,024,172	Market Comparable (2)	Forward EBITDA Multiple	4.7x - 15.6x	Increase
Metals and Mining	3,455,610	Market Transaction	Discount Rate	2.35%	Decrease
			Term	1 year	N/A
			Probability	100%	N/A
	$ 8,479,782

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable companies and transactions of comparable companies.

The above table does not include 4 securities value at $223,920 which were valued by inputs not derived by management such as third party vendor pricing series, broker quotes, acquisition analysis, and recovery analysis.

Note J–Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Trust’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Trust’s financial statements.

Note K–Contingent Liability

A lawsuit filed by former Trustee Robert B. Minturn against the current Trustees and another former Trustee (together with the current Trustees, the “Defendant Trustees”) seeks the portion of the Trustee fees that Minturn alleges he is owed pursuant to a contractual agreement among the Trustees. The current Trustees believe they acted in accordance with the agreement and their fiduciary duties and in the best interests of the Trust and its shareholders in taking the steps that are the subject of the lawsuit. Those steps included reducing and then suspending the payments that Minturn was receiving from the Trustees’ fees paid by the Trust. The Trust was but is no longer a defendant to Minturn’s action. The Defendant Trustees may seek indemnification under the Declaration of Trust for expenses (including judgments or settlements) they reasonably incurred by reason of being Trustees, subject to certain regulatory, fiduciary, and contractual limitations. If the Defendant Trustees seek indemnification

Notes to Financial Statements (continued)

and if it is determined that all conditions have been satisfied for the Trust to indemnify the Defendant Trustees for a court judgment or settlement amount, then the indemnification will result in a significant expense for the shareholders.

Note L–Other

In the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be minimal.

Trustees & Officers

The Trustees of Northeast Investors Trust are Bruce H. Monrad, Peter J. Blampied, George P. Beal, and Charles R. Daugherty. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Suite 1802, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*	Position	Principal Occupation(s) / Other Directorships During the Past Five Years
Affiliated Trustees and Fund Officers
Bruce H. Monrad Age: 60 Years of Service: 28	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust
Gordon C Barrett Age: 65 Years of Service: 34	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors
David A. Randall Age: 55 Years of Service: 21	Chief Compliance Officer and Vice President of Operations	Officer of Northeast Investors Trust
Independent Trustees
Peter J. Blampied Age: 79 Years of Service: 21	Trustee	Director of A.W. Perry, Inc.
George P. Beal Age: 68 Years of Service: 17	Trustee	Managing Partner, Boston Family Office, LLC; Director and Trustee of Breckinridge Capital Advisors
Charles R. Daugherty Age: 68 Years of Service: 17	Trustee	Managing Partner, Stanwich Advisors, LLC

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

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Trustees

Peter J. Blampied Charles R. Daugherty	Bruce H. Monrad George P. Beal

Officers

Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Clerk
David A. Randall, Vice President of Operations & Chief Compliance Officer
Chapin P. Mechem, Vice President
Matthew D. Fratolillo, Vice President
Joseph R. Morrison, Vice President
Nancy A. Holler, Assistant Vice President

Custodian

State Street Bank & Trust Co.
1 Iron Street
Boston, Massachusetts 02110

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Transfer Agent

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/downloads/, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110
(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	99.CODE ETH – Not Applicable.

(a)(2)

99.CERT - Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) (a)(4) (b)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

Any change in the Registrant’s independent public accountant – Not Applicable.

99.906CERT - A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 6, 2022

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 6, 2022

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 6, 2022